Offerings	Jun. 09, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Ordinary shares, $0.00001 par value per share
Amount Registered | shares	5,750,000
Proposed Maximum Offering Price per Unit	7.00
Maximum Aggregate Offering Price	$ 40,250,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 5,558.52
Offering Note	Includes ordinary shares that the underwriters have the option to purchase. Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(a) under the Securities Act of 1933, as amended.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Ordinary shares, $0.00001 par value per share, underlying underwriter's warrants
Amount Registered | shares	172,500
Proposed Maximum Offering Price per Unit	8.05
Maximum Aggregate Offering Price	$ 1,388,625.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 191.77
Offering Note	Includes ordinary shares that the underwriters have the option to purchase. Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(a) under the Securities Act of 1933, as amended.

The Registrant will issue to the representative of the underwriters warrants to purchase a number of ordinary shares equal to an aggregate of three percent (3%) of the ordinary shares (the “Warrants”) sold in the offering. The exercise price of the Warrants is equal to 115% of the offering price of the ordinary shares offered hereby.